INCOME TAXES (Details 1) - USD ($)	Dec. 31, 2017	Dec. 31, 2016
Deferred tax assets:
Net operating loss carryforwards	$ 13,045,000	$ 18,229,000
Research and experimentation tax credit carryforward	2,268,000	2,263,000
Foreign tax credit carryforward	99,000	0
Charitable contribution carryforward	4,000	2,000
Accrued expenses and deferred revenue	439,000	643,000
Depreciation and amortization	(1,000)	0
Share-based compensation	840,000	1,145,000
Deferred Tax Assets, Gross	16,694,000	22,282,000
Less: valuation allowance	(16,694,000)	(22,282,000)
Net deferred tax assets	$ 0	$ 0